Fair Value Measurements (Assets And Liabilities Measured At Fair Value On Recurring Basis) (Detail) - Fair Value, Measurements, Recurring - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Netting agreements	$ (34.3)	$ (67.8)	$ (13.7)
Assets from price risk management	41.2	85.0	58.3
Derivative Asset, Fair Value of Collateral	(0.2)	(10.9)	(12.0)
Assets from price risk management, total	6.7	6.3	32.6
SPH units	3.9	4.3	3.4
Total assets at fair value	10.6	10.6	36.0
Assets, Fair Value Disclosure, Excluding Netting Adjustments	45.1	89.3	61.7
Netting agreements	(34.3)	(67.8)	(13.7)
Liabilities from price risk management	42.8	92.9	41.5
Derivative Liability, Fair Value of Collateral	0.9	3.5	20.4
Liabilities, Fair Value Disclosure, Excluding Netting Adjustments	42.8	92.9	41.5
Liabilities from price risk management, total	9.4	28.6	7.4
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets from price risk management	1.3	0.6	0.5
SPH units	3.9	4.3	3.4
Assets, Fair Value Disclosure, Excluding Netting Adjustments	5.2	4.9	3.9
Liabilities from price risk management	1.5	2.7	0.2
Liabilities, Fair Value Disclosure, Excluding Netting Adjustments	1.5	2.7	0.2
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets from price risk management	39.9	84.4	57.8
SPH units	0.0	0.0	0.0
Assets, Fair Value Disclosure, Excluding Netting Adjustments	39.9	84.4	57.8
Liabilities from price risk management	41.3	90.2	41.3
Liabilities, Fair Value Disclosure, Excluding Netting Adjustments	41.3	90.2	41.3
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets from price risk management	0.0	0.0	0.0
SPH units	0.0	0.0	0.0
Assets, Fair Value Disclosure, Excluding Netting Adjustments	0.0	0.0	0.0
Liabilities from price risk management	0.0	0.0	0.0
Liabilities, Fair Value Disclosure, Excluding Netting Adjustments	$ 0.0	$ 0.0	$ 0.0